Nature of operations and going concern (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Working capital	$ 1,392,659	$ 8,206,299